Locations and Gain (Loss) Amounts of Derivative Instruments Recognized (Detail) (JPY ¥) In Millions, unless otherwise specified	12 Months Ended
	Mar. 31, 2014		Mar. 31, 2013		Mar. 31, 2012
Derivatives in fair value hedging relationships
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative					¥ (1,232)
Derivatives in fair value hedging relationships | Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative					(1,232)	[1]
Derivatives not designated as hedging instruments
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	2,258		(389)		(28)
Derivatives not designated as hedging instruments | Interest rate swap agreements | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	25	[1]
Derivatives not designated as hedging instruments | Foreign exchange forward contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	713	[1]	(487)	[1]	36	[1]
Derivatives not designated as hedging instruments | Non-deliverable forward contracts (NDF) | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	(29)	[1]	(6)	[1]	82	[1]
Derivatives not designated as hedging instruments | Foreign currency option contracts | Other, net
Derivative Instruments, Gain (Loss) [Line Items]
Amount of gain (loss) recognized in income on derivative	¥ 1,549	[1]	¥ 104	[1]	¥ (146)	[1]

[1]	"Other, net" was included in "Other income (expense)."